Note 12 - Common Stock, Additional Paid-in Capital and Dividends	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
12.	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

Reverse stock split:
On
April
21,
2014,
the Company effected a
1
-for-
7
reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. Furthermore, on
February
22,
2016,
the Company effected a
1
-for-
10
reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, in these financial statements have been retroactively adjusted to reflect these reverse stock splits. As a result of the reverse stock split, the number of outstanding shares as of
February
22,
2016
was decreased to
3,433,711
while the par value of the Company’s common shares remained unchanged at
$0.01
per share. Share and per share amounts for all periods presented within these consolidated financial statements, have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of shares that the holders of the Company’s warrants relating to the follow-on offering of
June
2014
could purchase was reduced to
4,743,700
and the exercise price of these warrants was decreased to
$2.80
(also affected from the Family Trading transaction – see below). Also as a consequence of the reverse stock split, the number of shares that can be purchased under the warrants that the Company’s granted to AEGIS Capital Corp (“AEGIS”) was reduced to
30,000
and the exercise price of these warrants was increased to
$25.00.
Issuance of common stock as per the
2015
stock incentive plan:
On
April
15,
2015,
the Company granted
183,000
shares to a company nominated by Central Mare, Tankers Family Inc., a related party, owned by the Lax Trust. The shares will vest equally over a period of eight
years from the date of grant (see Note
13).

Issuance of common stock for the purchase of newbuilding vessels:
On
March
19,
2014,
pursuant to
four
separate share purchase agreements for the purchase of
five
of the Company’s newbuilding vessels, the Company issued
583,321
newly-issued common shares.

Issuance of common stock and warrants as part of the follow-on offering:
On
June
6,
2014,
the Company priced an underwritten public offering of
1,000,000
shares of common stock, and
5,000,000
warrants, at
$20.00
per common share and
$0.00001
per warrant. The warrants had an exercise price of
$25.00
per share, were exercisable immediately, and expire
five
years from the date of issuance. At that time, each warrant granted the warrant holder the option to purchase
0.10
of a common share of the Company, at an exercise price of
$25.00
per share, exercisable immediately, at any time within
five
years from the date of issuance (American style option). The Company granted the underwriters a
45
-day option to purchase up to an additional
150,000
common shares and/or
750,000
warrants to cover over-allotments if any, of which the underwriters purchased
330,000
warrants (on
June
11,
2014)
and
66,000
shares (on
June
18,
2014).
The gross proceeds from this offering, before deducting the underwriting discount and other offering expenses payable by us, were
$21,320,
of which
$6,477
was allocated to the warrant liability, based on the fair value of the warrants (see Note
18)
and the remainder was allocated to equity.

As a result of a round-down provision embedded in the warrants, on
December
24,
2015
in connection with the Family Trading transaction (see Note
6),
the exercise price of the warrants decreased to
$2.80
(from
$25.00
originally) and the ratio of warrants to warrant shares changed from
0.10
to
0.89
shares per warrant. Furthermore again as a result of a round-down provision embedded in the warrants, on
November
22,
2016
in connection with the Yorkville transaction (see below), a warrant holder became was able to choose a variable price formula (“Variable Exercise Price”) that is the conversion formula of the Series B convertible preferred stock issued pursuant to the Yorkville transaction to determine the exercise price of the warrants, namely
85%
of the lowest daily volume weighted adjusted price (“VWAP”) of the Company’s common shares over the
10
consecutive trading days expiring on the trading day immediately prior to the date of delivery of an exercise notice (but in no event the exercise price will be less than
$1.00).
By applying the Variable Exercise Price, the exercise price of these warrants on
December
31,
2016
was
$1.97
and the number of warrant shares outstanding was
3,381,791
(see Note
18).

Issuance of warrants as part of the underwriting agreement:
On
June
6,
2014,
the Company entered into an underwriting agreement in connection with the Company’s follow-on offering with AEGIS, an unaffiliated party. Pursuant to this agreement the Company granted to AEGIS
300,000
warrants. Each warrant grants AEGIS the option to purchase
one
tenth
of a common share of the Company, at an exercise price of
$25.00
(per share), which is exercisable at any time (American style option) from
June
6,
2015
onwards and expires
five
years from the grant date.
Warrants:

i). Warrants relating to the follow-on offering
As of the issuance date the fair value of the
5,000,000
warrants issued on
June
6,
2014
and the
330,000
warrants issued on
June
11,
2014,
was estimated at
$1.22
per warrant (or
$1.55
without accounting for dilution effect), using the Cox, Ross and Rubinstein Binomial methodology. The assumptions used to initially calculate the fair value of the warrants were as follows:

a. Underlying stock price of
$20.00
being the follow-on share price on
June
6,
2014
for the
5,000,000
warrants and
$18.50
being the share price on
June
11,
2014
for the
330,000
warrants
b. Exercise price of
$25.00
based upon the warrant agreement
c. Volatility of
90.49%
based upon historical data
d. Time to expiration of
5
years based upon the warrant agreement
e. Risk-free interest rate based on the treasury securities with a similar term
f. No dividends

The warrants issued in connection with the Company’s follow-on offering provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. However the warrants provide for a series of round down protection features (see below) that in accordance with ASC
815
-
40
led to their classification as a liability since the settlement amount of the warrants may
not equal the difference between the fair value of a fixed number of the Company shares and a fixed strike price. As a result, the fair value of the warrants is classified as a derivative liability and subsequent changes in fair value are recognized in the consolidated statements of comprehensive income/(loss).

The Company’s valuation has taken into account the round down measures embedded in the warrant agreement. These measures provide for a downward adjustment of the exercise price of each warrant in the following cases:

•
Issuance of common shares:
if the Company issues, sells or is deemed to have issued or sold any common shares for a consideration per share less than the exercise price of the warrants then the latter shall be reduced to match the reduced consideration per share.
•
Issuance of options or convertible securities:
if the Company issues or sells any options at a strike price that is lower than the exercise price of the warrants then the latter will be reduced to match the strike price of the options. If the Company issues convertibles that end up converting at a price per share that is lower than the exercise price of the warrants then the latter will be reduced to match the conversion price per share.
•
Holder's right of alternative exercise price following issuance of certain options or convertible securities:
if the Company issues or sells any options or convertible securities that are convertible into or exchangeable or exercisable for common shares at a price which varies or may
vary with the market price of the common shares (Variable Price), the warrant holder shall have the right, but not the obligation, to substitute the Variable Price for the exercise price of the warrants.
•
Other events:
if the Company takes any action that results in the dilution of the warrant holder not covered by the abovementioned round down protection measures (including, the granting of stock appreciation rights, phantom stock rights or other rights with equity features), then the Company shall determine and implement an appropriate adjustment in the exercise price so as to protect the rights of the warrant holder.

The effect of the round-down protection measures on the value of the warrants was to increase their value by
$0.21
per warrant (or
$0.17
accounting for dilution effect).

As of
December
31,
2016
the Company has
2,673,406
warrants outstanding relating to the follow-on offering of
June
6,
2014,
which entitle their holders to purchase
3,381,791
of the Company’s common shares (as of
December
31,
2016,
by applying the Variable Exercise Price). In the year ended
December
31,
2016
the Company issued
2,186,761
common shares upon the exercise of
2,656,594
of the abovementioned warrants. In the years ended
December
31,
2014
and
2015
none of these warrants were exercised.

ii). Warrants granted to the Underwriter
The fair value of the warrants granted on
June
6,
2014
(warrants to purchase
30,000
shares) to AEGIS, was estimated at
$1.34
per warrant (or
$1.36
without accounting for dilution effect), using the Cox, Ross and Rubinstein Binominal methodology. The assumptions used to initially calculate the fair value of the warrants were as follows:

a. Underlying stock price of
$20.00
being the share price on
June
6,
2014
b. Exercise price of
$25.00
based upon the warrant agreement
c. Volatility of
92.82%
based upon historical data
d. Time to expiration of
4
years based upon the warrant agreement
e. Risk-free interest rate based on the treasury securities with a similar term
f. No dividends
The warrants issued as part of the underwriting agreement provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. As a result, these warrants are initially classified in permanent equity at fair value without any subsequent re-measurement.

Additionally the Company has
300,000
warrants outstanding that were granted to AEGIS, which entitle their holders to purchase
30,000
of the Company’s common shares. None of these warrants have been exercised.

Dividends:

No dividends were paid in the years ended
December
31,
2014,
2015
and
2016.